Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Amount of capitalized interest included in additions	$ 11,009	$ 10,015
Capitalization rate	6.09%	7.46%